Deferred Commission Payable (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 22, 2023	Dec. 31, 2023	Jun. 30, 2024
Exercise price	$ 0.01	$ 0.01	$ 0.01
Alliance Global Partners [Member]
Cash fee received	$ 6,500	$ 6,500
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares	54,000	1,300,000
Exercise price	$ 11.00	$ 11.00
Deferred payment fees	$ 5,700
Annual interest rate	5.50%	5.50%	25.00%
Deferred commissions payable, non-current liability	$ 5,700	$ 5,700
Accrued interest		$ 85	$ 200
Class of Warrant or Right, Outstanding		54,000
[custom:DeferredFeePayable-0]		$ 5,700
Alliance Global Partners [Member] | Common Stock And Warrants [Member]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares	1,300,000